Themes Generative Artificial Intelligence ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Consumer Discretionary Products - 1.1%
Tesla, Inc. (a)	601	$242,708

Financial Services - 2.9%
Fair Isaac Corp. (a)	35	69,682
Northern Data AG (a)	11,485	530,595
		600,277

Health Care - 0.2%
CorVel Corp. (a)	348	38,719

Media - 7.0%
Alphabet, Inc. - Class A	4,072	770,829
Baidu, Inc. - Class A (a)	40,500	431,248
Meta Platforms, Inc. - Class A	415	242,987
		1,445,064

Retail & Wholesale - Discretionary - 4.8%
Alibaba Group Holding Ltd.	9,080	96,334
Amazon.com, Inc. (a)	4,068	892,478
		988,812

Software & Tech Services - 6.5%
Pagaya Technologies Ltd. - Class A (a)	26,982	250,663
Palantir Technologies, Inc. - Class A (a)	8,270	625,460
Veritone, Inc. (a)	143,169	469,594
		1,345,717

Software & Technology Services - 49.1%(b)
Accenture PLC - Class A	56	19,700
BigBear.ai Holdings, Inc. (a)	300,847	1,338,769
C3.ai, Inc. - Class A (a)	23,788	819,021
ExlService Holdings, Inc. (a)	6,986	310,039
Grid Dynamics Holdings, Inc. (a)	39,592	880,526
International Business Machines Corp.	1,067	234,559
Microsoft Corp.	1,631	687,467
Oracle Corp.	3,727	621,067
PKSHA Technology, Inc. (a)	25,200	614,204
Salesforce, Inc.	1,730	578,391
SentinelOne, Inc. - Class A (a)	4,815	106,893
Snowflake, Inc. - Class A (a)	3,695	570,545
SoundHound AI, Inc. - Class A (a)	118,224	2,345,564
Synopsys, Inc. (a)	336	163,081
TELUS International CDA, Inc. (a)	16,147	63,467
UiPath, Inc. - Class A (a)	54,395	691,360
Zeta Global Holdings Corp. - Class A (a)	6,817	122,638
		10,167,291

Tech Hardware & Semiconductors - 28.1%(b)
Advanced Micro Devices, Inc. (a)	4,979	601,414
Ambarella, Inc. (a)	7,568	550,496
Apple, Inc.	1,845	462,025
Arista Networks, Inc. (a)	4,436	490,311
Broadcom, Inc.	3,429	794,979
CEVA, Inc. (a)	14,384	453,815
Intel Corp.	33,620	674,081
Lattice Semiconductor Corp. (a)	3,038	172,103
NVIDIA Corp.	6,086	817,289
QuickLogic Corp. (a)	71,339	806,131
		5,822,644
TOTAL COMMON STOCKS (Cost $17,681,967)		20,651,232

SHORT-TERM INVESTMENTS - 0.3%		Value
Money Market Funds - 0.3%	Shares
First American Treasury Obligations Fund - Class X, 4.40% (c)	62,628	62,628
TOTAL SHORT-TERM INVESTMENTS (Cost $62,628)		62,628

TOTAL INVESTMENTS - 100.0% (Cost $17,744,595)		20,713,860
Liabilities in Excess of Other Assets - (0.0)% (d)		(1,879)
TOTAL NET ASSETS - 100.0%		$20,711,981
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Themes Generative Artificial Intelligence ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$20,651,232	$–	$–	$20,651,232
Money Market Funds	62,628	–	–	62,628
Total Investments	$20,713,860	$–	$–	$20,713,860

Refer to the Schedule of Investments for further disaggregation of investment categories.